Business Combinations - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Percentage of voting interests not acquired		25.00%
Financial liabilities		$ (2,818.0)	$ (2,886.0)
Other Liabilities [Member] | Written put options [member]
Statement [Line Items]
Financial liabilities		91.0
Selling, general and administrative expense [member]
Statement [Line Items]
Acquisition Related Costs		1.3
Jaya Grocer Holdings [Member]
Statement [Line Items]
Percentage of voting interests acquired	75.00%
Revenue of acquiree since acquisition date		150.0
Profit (loss) of acquiree since acquisition date		6.0
Revenue of combined entity		582.0
Profit loss of combined entity		$ (1,006.0)